Income Tax and Deferred Taxes - Summary of Reconciliation of Tax Expense (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Total tax income (expense) using statutory rate	27.00%	(27.00%)	(27.00%)
Tax effect of rates applied in other countries		0.06%
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	31.83%	11.30%	0.31%
Tax effect of non-deductible expenses for determining taxable profit (loss)	(7.32%)	(2.76%)	(2.26%)
Tax effect of adjustments to taxes in previous periods	2.76%	(0.60%)	(1.11%)
Adjustments for prior periods deferred taxes			0.85%
Price level restatement for tax purposes (investments and equity)	6.54%	2.76%	2.11%
Total adjustments to tax expense using statutory rate	33.82%	10.77%	(0.10%)
Income tax benefit (expense)	60.82%	(16.23%)	(27.10%)
ACCOUNTING INCOME BEFORE TAX	$ (133,691,942)	$ 377,321,122	$ 566,330,276
Total tax income (expense) using statutory rate	36,096,825	(101,876,703)	(152,909,175)
Tax effect of rates applied in other countries		(232,897)
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	42,557,794	42,638,986	1,746,052
Tax effect of non-deductible expenses for determining taxable profit (loss)	(9,790,603)	(10,399,776)	(12,786,965)
Tax effect of adjustments to income taxes in previous periods	3,694,656	(2,251,167)	(6,304,285)
Adjustments for prior periods deferred taxes			4,818,298
Price level restatement for tax purposes (investments and equity)	8,746,435	10,427,859	11,953,556
Total adjustments to tax expense using statutory rate	45,208,282	40,648,799	(573,344)
Income tax benefit (expense)	$ 81,305,107	$ (61,227,904)	$ (153,482,519)